united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

TransWestern Institutional Short Duration Government Bond Fund

 (TWSGX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$66	0.65%

How did the Fund perform during the reporting period?

The fund had positive total returns and outperformed the benchmark during the year. Yield curve effects contributed the most while allocation and selection effects both contributed marginally.   Securitized exposures contributed to performance due to an overweight position and positive issue selection. Within this space, out-of-benchmark weights to CMO and Agency CMBS were the largest contributors. Meanwhile, an underweight to Agency MBS Passthrough detracted. The Fund’s overweight to US Treasurys as compared to its benchmark detracted.

How has the Fund performed over the last ten years?

Total Return Based on $2,000,000 Investment

Transwestern Institutional Short Duration Government Bond Fund
BB MBS/BB Short Treasury 50/50 Blend
Bloomberg Short Treasury Index
Bloomberg U.S. Mortgage Backed Securities Index
$2,390,000
$2,312,000
$2,234,000
$2,156,000
$2,078,000
$2,000,000
$2,389,655
$2,294,005
$2,245,910
$2,189,257
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Transwestern Institutional Short Duration Government Bond Fund	BB MBS/BB Short Treasury 50/50 Blend	Bloomberg Short Treasury Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/14	$2,000,000	$2,000,000	$2,000,000	$2,000,000
12/31/15	$2,007,721	$2,016,371	$2,002,544	$2,030,185
12/31/16	$2,030,221	$2,038,623	$2,013,027	$2,064,159
12/31/17	$2,057,060	$2,072,088	$2,029,369	$2,115,216
12/31/18	$2,078,427	$2,102,040	$2,067,602	$2,136,149
12/31/19	$2,156,935	$2,194,344	$2,118,400	$2,271,840
12/31/20	$2,205,214	$2,247,068	$2,138,518	$2,359,806
12/31/21	$2,189,443	$2,235,770	$2,139,289	$2,335,197
12/31/22	$2,083,802	$2,112,366	$2,160,410	$2,059,396
12/31/23	$2,175,431	$2,221,553	$2,270,331	$2,163,307
12/31/24	$2,245,910	$2,294,005	$2,389,655	$2,189,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Transwestern Institutional Short Duration Government Bond Fund	3.24%	0.81%	1.17%
BB MBS/BB Short Treasury 50/50 Blend	3.26%	0.89%	1.38%
Bloomberg Short Treasury Index	5.26%	2.44%	1.80%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
40.0%
MBS Passthrough
24.9%
CMBS
20.6%
CMO
13.4%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
CMO	13.4%
CMBS	20.6%
MBS Passthrough	24.9%
U.S. Treasury Obligations	40.0%

Fund Statistics

Net Assets	$74,335,500
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$212,766
Portfolio Turnover	208%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	3.5%
U.S. Government & Agencies	59.6%
U.S. Treasury Bonds & Notes	36.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Additional information is available on the Fund's website ( www.TranswesternFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Transwestern-TWSGX-AR 123124

TransWestern Institutional Short Duration Government Bond Fund - Fund (TWSGX)

Annual Shareholder Report - December 31, 2024

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not Applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)      The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2)      Not applicable.

(a)(3)      Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $17,700 2023 - $17,100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $3,000 2023 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Institutional Short Duration

Government Bond Fund

TWSGX

Annual Financial Statements

& Additional Information

December 31, 2024

Advised by:
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (800) 997-0718

www.TransWesternFunds.com

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.9%
	FEDERAL HOME LOAN MORTGAGE CORP. — 20.6%(a)
49,110	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$48,944
488,980	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	445,313
274,237	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	249,978
95,586	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	89,857
591,484	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	588,388
504,130	Freddie Mac Multifamily Structured Pass Through Series KF60 A(b)	SOFR30A + 0.604%	5.2700	02/25/26	504,634
1,191,758	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,180,073
174,437	Freddie Mac Multifamily Structured Pass Through Series KF72 A(b)	SOFR30A + 0.614%	5.2800	11/25/26	174,365
951,131	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b)	SOFR30A + 0.814%	5.4800	02/25/27	954,059
1,080,000	Freddie Mac Multifamily Structured Pass Through Series K531 AS(b)	SOFR30A + 0.530%	5.1800	09/25/29	1,080,664
544,988	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b)	SOFR30A + 0.420%	5.0860	06/25/30	544,088
817,481	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b)	SOFR30A + 0.484%	5.1500	06/25/30	818,212
531,800	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b)	SOFR30A + 0.510%	5.1760	06/25/30	531,442
1,800,000	Freddie Mac Multifamily Structured Pass Through Series K758 A2(c)		4.6800	10/25/31	1,780,775
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,474,339
1,263,226	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1(c)		1.2350	05/25/51	1,213,174
144,296	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	7.3450	08/01/33	148,304
44,240	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	6.7580	11/01/33	45,721
49,521	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	6.8600	06/01/34	50,957
60,346	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.765%	7.4810	09/01/35	61,820
88,158	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	7.2610	05/01/36	91,371
255,652	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.248%	6.9830	03/01/37	265,163
19,351	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.750%	7.0650	12/01/37	19,677
35,212	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.207%	6.7440	09/01/38	36,208
638,649	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	7.3380	09/01/38	656,900
18,023	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.776%	7.0580	11/01/38	18,182
48,568	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.713%	7.3900	11/01/38	49,146
126,322	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.894%	7.2680	09/01/41	127,901
342,236	Freddie Mac Pool Series SB8031		2.5000	02/01/35	313,847
2,633	Freddie Mac REMICS Series 3104 DH(d)		5.0000	01/15/26	2,548
22,714	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	22,438

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.9% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 20.6%(a) (Continued)
15,940	Freddie Mac REMICS Series 2131 ZB(d)		6.0000	03/15/29	$15,428
8,618	Freddie Mac REMICS Series 2412 OF(b)(d)	SOFR30A + 1.064%	5.6620	12/15/31	8,436
4,415	Freddie Mac REMICS Series 2450 FW(b)(d)	SOFR30A + 0.614%	5.2120	03/15/32	4,265
16,104	Freddie Mac REMICS Series 2448 FV(b)(d)	SOFR30A + 1.114%	5.7120	03/15/32	15,736
25,963	Freddie Mac REMICS Series 2581 FD(b)(d)	SOFR30A + 0.864%	5.4620	12/15/32	25,186
9,149	Freddie Mac REMICS Series 2557 WF(b)(d)	SOFR30A + 0.514%	5.1120	01/15/33	8,820
23,670	Freddie Mac REMICS Series 2768 PW(d)		4.2500	03/15/34	22,372
128,552	Freddie Mac REMICS Series 2978 JG(d)		5.5000	05/15/35	130,169
193,401	Freddie Mac REMICS Series 3036 NE(d)		5.0000	09/15/35	192,572
90,983	Freddie Mac REMICS Series 3620 AT(c)(d)		4.1350	12/15/36	89,955
108,257	Freddie Mac REMICS Series 3412 AY(d)		5.5000	02/15/38	109,975
95,510	Freddie Mac REMICS Series 3561 W(c)(d)		2.5090	06/15/48	87,626
					15,299,028
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a)
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,018,589
9,142	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.439%	5.2790	01/01/30	9,112
16,346	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	7.1400	05/01/32	16,664
89,522	Fannie Mae Pool Series 555375		6.0000	04/01/33	91,266
40,937	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.212%	7.0870	04/01/33	41,822
33,433	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	7.4120	06/01/33	34,516
18,408	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.167%	5.2920	07/01/33	18,639
13,944	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.441%	7.5660	08/01/33	14,420
268,906	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.183%	7.2150	11/01/33	277,718
6,797	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	6.1280	04/01/34	6,792
18,091	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.195%	6.6420	04/01/34	18,520
228,402	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.215%	6.9650	10/01/34	237,174
37,206	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.553%	7.2410	01/01/35	37,771
11,064	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.196%	6.9880	05/01/35	11,354
39,047	Fannie Mae Pool Series 735667		5.0000	07/01/35	38,732
16,853	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.545%	6.8600	07/01/35	17,116
90,811	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.553%	7.0350	07/01/35	92,897
50,101	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	7.3480	07/01/35	51,770

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
69,105	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	7.0730	08/01/35	$69,824
7,240	Fannie Mae Pool Series 844532(b)	12MTA + 1.717%	6.6470	11/01/35	7,396
161,318	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	6.3100	01/01/36	166,422
29,742	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	6.3930	01/01/36	30,586
104,981	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	7.6780	01/01/36	105,886
63,538	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.541%	6.0110	02/01/36	65,668
7,811	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	6.4320	02/01/36	7,841
109,696	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	7.2410	08/01/36	114,368
17,332	Fannie Mae Pool Series 886376(b)	12MTA + 2.362%	7.2710	08/01/36	17,865
953	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	7.2700	09/01/36	978
10,012	Fannie Mae Pool Series 995949(b)	12MTA + 2.396%	7.3150	09/01/36	10,363
33,530	Fannie Mae Pool Series 995008(b)	12MTA + 2.216%	7.1390	10/01/36	34,653
130,407	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	7.5110	10/01/36	133,314
38,191	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.679%	6.9260	11/01/36	38,867
139,223	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.548%	6.7890	04/01/37	142,884
17,287	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	7.3950	06/01/37	17,870
57,158	Fannie Mae Pool Series AB5688		3.5000	07/01/37	51,859
31,837	Fannie Mae Pool Series AL0920		5.0000	07/01/37	31,644
1,233	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,241
30,162	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.829%	6.8700	07/01/37	30,858
71,279	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 2.060%	7.0830	07/01/37	72,974
118,679	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.582%	7.2890	09/01/37	120,906
6,876	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.431%	6.3530	01/01/38	6,943
68,005	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.616%	7.4520	08/01/38	68,554
3,337	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.250%	7.1810	08/01/39	3,412
40,194	Fannie Mae Pool Series AC2472		5.0000	06/01/40	39,559
1,393,694	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.167%	6.9590	12/01/40	1,442,061
5,282	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.809%	6.9400	07/01/41	5,412

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.9% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
263,394	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	6.9330	10/01/41	$271,953
345,235	Fannie Mae Pool Series AO4163		3.5000	06/01/42	313,803
200,995	Fannie Mae Pool Series AB5519		3.5000	07/01/42	182,697
1,812,074	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,643,693
258,595	Fannie Mae Pool Series AB7016		4.0000	11/01/42	242,709
496,091	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	449,998
321,142	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	284,361
356,696	Fannie Mae Pool Series MA1404		3.5000	04/01/43	323,537
102,579	Fannie Mae Pool Series AB9096		4.0000	04/01/43	96,302
19,281	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	6.1280	09/01/44	19,522
201,456	Fannie Mae Pool Series MA3536		4.0000	12/01/48	186,705
2,906,072	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,271,701
2,758,675	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,149,350
28,622	Fannie Mae REMICS Series 2000-45 FD(b)(d)	SOFR30A + 0.664%	5.2650	12/18/30	27,766
19,632	Fannie Mae REMICS Series 2000-45 FG(b)(d)	SOFR30A + 0.664%	5.2650	12/18/30	19,045
25,330	Fannie Mae REMICS Series 2002-30 FB(b)(d)	SOFR30A + 1.114%	5.6830	08/25/31	24,758
13,789	Fannie Mae REMICS Series 2002-16 VF(b)(d)	SOFR30A + 0.664%	5.2330	04/25/32	13,121
5,614	Fannie Mae REMICS Series 2002-71 AP(d)		5.0000	11/25/32	5,374
1,417	Fannie Mae REMICS Series 2003-35 FG(b)(d)	SOFR30A + 0.414%	4.9830	05/25/33	1,366
20,751	Fannie Mae REMICS Series 2005-29 WQ(d)		5.5000	04/25/35	21,000
66,088	Fannie Mae REMICS Series 2009-50 PT(c)(d)		5.6870	05/25/37	65,096
58,308	Fannie Mae REMICS Series 2008-86 LA(c)(d)		3.4890	08/25/38	56,015
257,927	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	256,466
81,312	Fannie Mae REMICS Series 2013-63 YF(b)(d)	SOFR30A + 1.114%	5.0000	06/25/43	72,194
1,109,366	Fannie Mae REMICS Series 2020-35 FA(b)(d)	SOFR30A + 0.614%	5.4690	06/25/50	1,093,316
1,417,773	Fannie Mae-Aces Series 2017-M3 A2(c)		2.4640	12/25/26	1,363,500
2,173,617	Fannie Mae-Aces Series 2017-M14 A2(c)		2.8110	11/25/27	2,066,774
					19,397,202
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 12.2%
16,702	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	5.3100	06/20/58	16,820
1,168	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,162
14,237	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	14,109
6,198	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.892%	4.8030	10/20/61	6,214

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 58.9% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 12.2% (Continued)
1,320	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	$1,295
2,951	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	2,916
83,363	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.925%	4.8350	06/20/62	83,558
168,992	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.685%	4.5950	07/20/62	169,060
1,252	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,233
6,758	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,718
84,629	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 2.088%	7.0460	10/20/62	86,211
3,985	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,870
364,921	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.824%	6.8090	01/20/63	371,746
64,559	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.178%	7.1310	01/20/63	65,376
190,517	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.876%	6.8370	02/20/63	193,641
244,583	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	6.8490	02/20/63	248,257
43,244	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.151%	7.1020	02/20/63	44,198
115,124	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.310%	7.2680	02/20/63	116,784
10,925	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	5.0500	08/20/64	10,995
1,136	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.140%	5.0500	09/20/64	1,139
4,974	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.886%	4.7970	10/20/64	4,979
4,168	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.140%	5.0500	03/20/65	4,182
32,618	Government National Mortgage Association Series 2003-72 Z(c)		5.4250	11/16/45	32,612
296,495	Government National Mortgage Association Series 2014-H12 HZ(c)(d)		4.5030	06/20/64	290,583
622	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	559
1,947,544	Government National Mortgage Association Series 2018-H16 FA(b)(d)	TSFR1M + 0.534%	5.1860	09/20/68	1,932,032
2,251,365	Government National Mortgage Association Series 2020-H04 FP(b)(d)	TSFR1M + 0.614%	5.2660	06/20/69	2,244,579
3,118,727	Government National Mortgage Association Series 2020-H02 FG(b)(d)	TSFR1M + 0.714%	5.3660	01/20/70	3,119,941
					9,074,769
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $45,401,873)				43,770,999

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 36.5%
	U.S. TREASURY NOTES — 36.5%
3,315,000	United States Treasury Note	5.0000	08/31/25	$3,331,219
525,000	United States Treasury Note	4.2500	01/31/26	525,092
495,000	United States Treasury Note	4.5000	03/31/26	496,402
205,000	United States Treasury Note	4.8750	05/31/26	206,722
1,000,000	United States Treasury Note	4.1250	06/15/26	998,398
870,000	United States Treasury Note	3.7500	08/31/26	863,203
430,000	United States Treasury Note	3.5000	09/30/26	424,625
810,000	United States Treasury Note	4.1250	10/31/26	808,228
815,000	United States Treasury Note	4.6250	11/15/26	820,396
480,000	United States Treasury Note	4.2500	11/30/26	479,906
4,515,000	United States Treasury Note	4.2500	12/31/26	4,515,177
870,000	United States Treasury Note	3.6250	03/31/28	852,192
2,520,000	United States Treasury Note	4.0000	01/31/29	2,485,744
210,000	United States Treasury Note	4.1250	03/31/29	207,957
165,000	United States Treasury Note	4.2500	06/30/29	164,104
190,000	United States Treasury Note	4.1250	11/30/29	187,848
420,000	United States Treasury Note	4.3750	12/31/29	419,754
4,185,000	United States Treasury Note	4.1250	11/15/32	4,082,828
235,000	United States Treasury Note	3.5000	02/15/33	218,706
850,000	United States Treasury Note	4.0000	02/15/34	814,174
3,500,000	United States Treasury Note	3.8750	08/15/34	3,311,328
970,000	United States Treasury Note	4.2500	11/15/34	945,068
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $27,533,102)			27,159,071

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal
Amount ($)		Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENT — 3.5%

	U.S. TREASURY BILL — 3.5%
2,565,000	United States Treasury Bill (Cost $2,563,454)	2.96	01/07/25	$2,563,544

	TOTAL INVESTMENTS - 98.9% (Cost $75,498,429)			$73,493,614
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			841,886
	NET ASSETS - 100.0%			$74,335,500

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

REMIC	Real Estate Mortgage Investment Conduit

RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Month Term

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year Term

RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks 6 Month Term

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2024.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Collateralized mortgage obligation (CMO).

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment securities:
At cost	$75,498,429
At value	$73,493,614
Cash	445,796
Receivable for securities sold	1,884,249
Principal paydown receivable	49,877
Interest receivable	393,538
Prepaid expenses and other assets	24,174
TOTAL ASSETS	76,291,248

LIABILITIES
Payable for investments purchased	1,888,930
Distributions payable	32,038
Investment advisory fees payable	15,920
Distribution (12b-1) fees payable	6,772
Accrued expenses and other liabilities	12,088
TOTAL LIABILITIES	1,955,748
NET ASSETS	$74,335,500

Net Assets Consist Of:
Paid in capital	107,909,341
Accumulated deficit	(33,573,841)
NET ASSETS	$74,335,500

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,175,246
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.09

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS
Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$3,630,208

EXPENSES
Investment advisory fees	378,852
Distribution (12b-1) fees	84,189
Administrative services fees	98,684
Compliance officer fees	28,925
Transfer agent fees	25,393
Trustees’ fees and expenses	18,417
Custodian fees	18,408
Accounting services fees	18,353
Audit fees	18,121
Legal fees	10,918
Printing and postage expenses	6,178
Insurance expense	5,131
Registration fees	1,489
Other expenses	571
TOTAL EXPENSES	713,629
Less: Fees waived by the Advisor	(166,086)
NET EXPENSES	547,543

NET INVESTMENT INCOME	3,082,665

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	52,531

Net change in unrealized appreciation/(depreciation) on investments	(365,785)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(313,254)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,769,411

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment income	$3,082,665	$2,839,321
Net realized gain/(loss) from investments	52,531	(767,915)
Net change in unrealized appreciation/(depreciation) on investments	(365,785)	1,533,397
Net increase in net assets resulting from operations	2,769,411	3,604,803

DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS
Total distributions paid	(3,334,091)	(3,189,379)
Net decrease in net assets from distributions to shareholders	(3,334,091)	(3,189,379)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	10,000,000
Net asset value of shares issued in reinvestment of distributions to shareholders	2,934,163	2,795,384
Payments for shares redeemed	(11,813,571)	(18,425,151)

Net decrease in net assets from shares of beneficial interest	(8,879,408)	(5,629,767)

TOTAL DECREASE IN NET ASSETS	(9,444,088)	(5,214,343)

NET ASSETS
Beginning of year	83,779,588	88,993,931
End of year	$74,335,500	$83,779,588

SHARE ACTIVITY
Shares sold	—	1,114,827
Shares reinvested	321,813	308,328
Shares redeemed	(1,294,583)	(2,053,740)
Net decrease in shares of beneficial interest outstanding	(972,770)	(630,585)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,		December 31,
	2024	2023	2022		2021		2020
Net Asset Value, Beginning of Year	$9.16	$9.10	$9.72		$9.82		$9.68
Income (loss) from investment operations:
Net investment income (1)	0.33	0.29	0.10		0.01		0.03
Net realized and unrealized gain (loss) on investments	(0.04)	0.10	(0.57)		(0.08)		0.19
Total from investment operations	0.29	0.39	(0.47)		(0.07)		0.22
Less distributions from:
Net investment income	(0.36)	(0.33)	(0.15)		(0.03)		(0.08)
Total from distributions	(0.36)	(0.33)	(0.15)		(0.03)		(0.08)
Net Asset Value, End of Year	$9.09	$9.16	$9.10		$9.72		$9.82
Total return (2)	3.24%	4.40%	(4.82)%		(0.72)%		2.24%
Net assets, end of year (000s)	$74,336	$83,780	$88,994		$325,544		$397,181
Ratio of gross expenses to average net assets	0.85%	0.85%	0.74%		0.70%		0.69%
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%		0.64	% (4)	0.64	% (4)
Ratio of net investment income to average net assets	3.66%	3.24%	1.05%		0.11%		0.26%
Portfolio Turnover Rate	208%	222%	218	% (3)	317	% (3)	433%

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the years ended December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 237%, and 320%, respectively. The fund had no dollar rolls for the years ended December 31, 2020, December 31, 2023 and December 31, 2024.

(4)	During the years ended December 31, 2021 and December 31, 2020, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update 2013-08.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023 -07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities -shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$43,770,999	$—	$43,770,999
U.S. Treasury Notes	—	27,159,071	—	27,159,071
Short-Term Investment	—	2,563,544	—	2,563,544
Total	$—	$73,493,614	$—	$73,493,614

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when -issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. There were no dollar roll transactions during the year ended December 31, 2024.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. There were no short sales transactions during the year ended December 31, 2024.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3. INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $160,911,747 and $166,345,746, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the year ended December 31, 2024, the Fund incurred $378,852 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers other than the Advisor will not exceed 0.65% per annum of the Fund’s average daily net assets. During the year ended December 31, 2024, the Advisor waived fees of $166,086.

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

If the Advisor waives any fee or reimburses any expense pursuant to the expense limitation agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2024, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2025	$173,594
December 31, 2026	$175,104
December 31, 2027	$166,086

As of December 31, 2024, $164,660 in previously waived fees expired unrecouped.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the year ended December 31, 2024, pursuant to the Plan, the Advisor received $84,189 of fees.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended December 31, 2024, the Fund did not assess any redemption fees.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATON – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$75,956,476	$84,146	$(2,547,008)	$(2,462,862)

TransWestern Institutional Short Duration Government Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2024 and December 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$3,334,091	$3,189,379
	$3,334,091	$3,189,379

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Depreciation	Deficit
$—	$—	$—	$(31,078,941)	$(32,038)	$(2,462,862)	$(33,573,841)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the tax deferral of losses on wash sales and adjustments for accrued dividends payable.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$9,817,854	$21,261,087	$31,078,941	$258,101

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2024 as follows:

Paid In	Accumulated
Capital	Deficit
$(125)	$125

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Crest Forest Realty Corporation held 73.60% of the voting securities of the Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TransWestern Institutional Short Duration Government Bond Fund and Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TransWestern Institutional Short Duration Government Bond Fund (the “Fund”), a series of the Northern Lights Fund Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 26, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

TransWestern Institutional Short Duration Government Bond Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR

TransWestern Capital Advisors, LLC

37 Bellevue Avenue

Newport, RI 02840

SUB-ADVISOR

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02111

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	3/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	3/05/2024

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer

Date	3/05/2024